Other Long-Term Assets	3 Months Ended
Mar. 31, 2012
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	5	5
Investments in associates - listed	20	15
Investments in equity accounted joint ventures	720	671
Carrying value of equity method investments	745	691

Investment in marketable equity securities - available for sale	85	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	92	85
Restricted cash	24	23
Other non-current assets	105	101
	1,070	1,001

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	52	51
Gross unrealized gains	35	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	85	82

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments of marketable equity securities – available for sale

First Uranium Corporation (South Africa)	1	-

The impairment recognized resulted in a transfer of fair value adjustments to the income statement.

In addition, the Company holds various equities as strategic investments in gold exploration companies. Three of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At March 31, 2012

Aggregate fair value of investments with unrealized losses	-	1	1
Aggregate unrealized losses	-	(2)	(2)

At December 31, 2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

		At March 31,	At December 31,
		2012	2011
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable debt securities - held to maturity	8	8
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $11 million (2011: $11 million) and gross unrealized gains of $3 million (2011: $3 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investment mainly represent shares held in XDM Resources Limited. (1)

	Investment in non-marketable debt securities - held to maturity	92	85
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at March 31, 2012 the contractual maturities of debt securities were as follows:

	Marketable debt securities

	Three to seven years	8

	Non-marketable debt securities

	Less than one year	92

	Restricted cash	24	23
	Restricted cash mainly represent cash balances held by Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans of $42 million (2011: $29 million) to equity accounted joint ventures and associates are included in Other long-term assets. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

(1)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.